Significant Accounting Policies - Components of Revenues (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue From Contract With Customers [Line Items]
Total revenues	¥ 17,015,089	¥ 13,408,421	¥ 8,886,390
Momo Inc [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	15,740,815	12,812,421	8,884,823
Momo Inc [Member] | Live Video Service [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	12,448,131	10,709,491	7,429,906
Momo Inc [Member] | Value-added Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	2,846,057	1,465,152	695,798
Momo Inc [Member] | Mobile Marketing [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	331,822	500,321	514,279
Momo Inc [Member] | Mobile Games [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	92,451	130,392	241,388
Momo Inc [Member] | Other Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	22,354	7,065	3,452
Tantan Limited [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	1,259,906	417,998
Tantan Limited [Member] | Value-added Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	1,259,906	417,998
Qool Inc [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	14,368	178,002	1,567
Qool Inc [Member] | Other Services [Member]
Revenue From Contract With Customers [Line Items]
Total revenues	¥ 14,368	¥ 178,002	¥ 1,567